Schedule I - Condensed Financial Information of Canada Goose Holdings Inc.	12 Months Ended
Apr. 03, 2022
Consolidated And Separate Financial Statements [Abstract]
Schedule I - Condensed Financial Information of Canada Goose Holdings Inc.
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF
CANADA GOOSE HOLDINGS INC.
(PARENT COMPANY)
All operating activities of the Company are conducted by its subsidiary. Canada Goose Holdings Inc. is a holding company and does not have any material assets or conduct business operations other than investments in its subsidiaries. The credit agreement of Canada Goose Inc, a wholly owned subsidiary of Canada Goose Holdings Inc., contains provisions whereby Canada Goose Inc. has restrictions on the ability to pay dividends, loan funds and make other upstream distributions to Canada Goose Holdings Inc.
These condensed parent company financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements. Refer to the consolidated financial statements and notes presented above for additional information and disclosures with respect to these condensed financial statements.
Schedule I – Condensed Statements of Income
(in millions of Canadian dollars)

	Year ended
	April 3, 2022	March 28, 2021	March 29, 2020
		Restated (Note 1)	Restated (Note 1)
	$	$	$
Equity in comprehensive income of subsidiary	88.6	74.7	152.6
Fee income (expense) from subsidiary	10.8	(1.3)	7.2
	99.4	73.4	159.8
Selling, general and administration expenses	16.9	13.1	9.9
Net interest expense and other finance costs	1.9	—	—
Income before income taxes	80.6	60.3	149.9
Income tax recovery	(2.0)	(4.7)	(0.6)
Net income	82.6	65.0	150.5
Schedule I – Condensed Statements of Financial Position
(in millions of Canadian dollars)

	April 3, 2022	March 28, 2021	March 30, 2020
		Restated (Note 1)	Restated (Note 1)
Assets	$	$	$
Current assets
Cash	0.3	4.3	0.6
Other current assets	—	—	0.1
Total current assets	0.3	4.3	0.7
Note receivable from subsidiary	60.5	43.3	54.0
Investment in subsidiary	638.2	549.6	474.9
Deferred income taxes	9.3	7.3	2.6
Total assets	708.3	604.5	532.2
Liabilities
Current liabilities
Accounts payable and accrued liabilities	0.6	0.4	0.3
Due to subsidiary	279.8	26.5	34.6
Total liabilities	280.4	26.9	34.9
Shareholders' equity
Share capital	118.5	120.5	114.7
Contributed surplus	36.2	25.2	15.7
Retained earnings	273.2	431.9	366.9
Total shareholders' equity	427.9	577.6	497.3
Total liabilities & shareholders' equity	708.3	604.5	532.2
Schedule I – Condensed Statements of Changes in Equity
(in millions of Canadian dollars)

	Share capital	Contributed surplus	Retained earnings	Total
			Restated (Note 1)
	$	$	$	$
Balance at March 31, 2019	112.6	9.2	277.3	399.1
Adjustment for IFRIC Agenda Decision	—	—	(18.9)	(18.9)
Balance at April 1, 2019	112.6	9.2	258.4	380.2
IFRS 16 initial application in subsidiaries	—	—	(4.9)	(4.9)
Normal course issuer bid purchase of subordinate voting shares	(1.6)	—	(37.1)	(38.7)
Exercise of stock options	3.7	(1.3)	—	2.4
Net income	—	—	150.5	150.5
Share-based payment	—	7.8	—	7.8
Balance at March 29, 2020	114.7	15.7	366.9	497.3
Exercise of stock options	5.8	(1.8)	—	4.0
Net income	—	—	65.0	65.0
Share-based payment	—	11.3	—	11.3
Balance at March 28, 2021	120.5	25.2	431.9	577.6
Normal course issuer bid purchase of subordinate voting shares	(11.9)	—	(241.3)	(253.2)
Exercise of stock options	9.9	(2.8)	—	7.1
Net income	—	—	82.6	82.6
Share-based payment	—	14.0	—	14.0
Deferred tax on share-based payment	—	(0.2)	—	(0.2)
Balance at April 3, 2022	118.5	36.2	273.2	427.9
Schedule I – Condensed Statements of Cash Flows
(in millions of Canadian dollars)

	Year ended
	April 3, 2022	March 28, 2021	March 29, 2020
		Restated (Note 1)	Restated (Note 1)
	$	$	$
Operating activities
Net income	82.6	65.0	150.5
Items not affecting cash:
Equity in undistributed earnings of subsidiary	(88.6)	(74.7)	(152.6)
Net interest expense	1.9	—	—
Income tax recovery	(2.0)	(4.7)	(0.6)
Share-based compensation	14.0	11.3	7.8
	7.9	(3.1)	5.1
Changes in assets and liabilities	(20.2)	2.8	(9.6)
Intercompany accounts payable	242.5	—	—
Net cash from (used in) operating activities	230.2	(0.3)	(4.5)
Investing activities
Dividend received	—	—	38.7
Net cash from investing activities	—	—	38.7
Financing activities
Subordinate voting shares purchased for cancellation	(241.3)	—	(37.1)
Exercise of stock options	7.1	4.0	2.4
Net cash (used in) from financing activities	(234.2)	4.0	(34.7)
(Decrease) increase in cash	(4.0)	3.7	(0.5)
Cash, beginning of year	4.3	0.6	1.1
Cash, end of year	0.3	4.3	0.6
Schedule I – Notes to the Condensed Financial Statements
(in millions of Canadian dollars)

1.BASIS OF PRESENTATION
Canada Goose Holdings Inc. (the “Parent Company”) is a holding company that conducts substantially all of its business operations through its subsidiary. The Parent Company (a British Columbia corporation) was incorporated on November 21, 2013.
The Parent Company has accounted for the earnings of its subsidiary under the equity method in these unconsolidated condensed financial statements.
In April 2021, the International Financial Reporting Interpretations Committee (“IFRIC”) finalized an agenda decision within the scope of IAS 38, Intangible Assets which clarified the accounting of configuration and customization costs in cloud computing arrangements often referred to as Software as a Service ("SaaS") arrangements. In accordance with IAS 8, retrospective application is required for accounting policy changes and comparative financial information was restated in these consolidated financial statements. See the Annual Consolidated Financial Statements Note 4 in reference to the restatements on the comparative periods.
2.STATEMENT OF COMPLIANCE
The Parent Company prepared these unconsolidated financial statements in accordance with International Accounting Standards 27, "Separate Financial Statements", as issued by the International Accounting Standards Board.
3.COMMITMENTS AND CONTINGENCIES
The Parent Company has no material commitments or contingencies during the reported periods.
4.SHAREHOLDERS’ EQUITY
See the Annual Consolidated Financial Statements Note 17 in reference to the normal course issuer bid transaction during the year ended April 3, 2022.